Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due from related parties
Due from related parties	$ 324	$ 242
Due to related parties
Due to related parties	1,501	1,426
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	287	133
Interchart [Member]
Due from related parties
Due from related parties	3	3
AOM [Member]
Due from related parties
Due from related parties	(0)	52
Starocean [Member]
Due from related parties
Due from related parties	34	34
Product Shipping and Trading S.A. [Member]
Due from related parties
Due from related parties	(0)	20
Combine Marine Ltd. [Member]
Due to related parties
Due to related parties	(0)	18
Management and Directors fees [Member]
Due to related parties
Due to related parties	114	159
Augustea Technoservices Ltd. and affiliates [Member]
Due to related parties
Due to related parties	(0)	877
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 1,387	$ 372